SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating Segments (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019 segment	Dec. 31, 2019 segment vessel	Dec. 31, 2018 segment vessel	Dec. 31, 2017 segment
Accounting Policies [Abstract]
Number of vessels under operations | vessel		23	10
Number of reportable segments | segment	1	2	1	1